CONTRACTUAL TRANSMISSION ASSETS - Disclosure of RAP Cycle (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	R$ 16,536,870	R$ 16,982,995
AXIA Energia
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	6,778,066	6,904,773
AXIA Energia Nordeste
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	4,845,110	5,208,677
AXIA Energia Norte
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	2,970,029	3,000,087
AXIA Energia Sul
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	1,833,900	1,764,288
TMT
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	52,223	50,535
VSB
RAP Cycle by Company [Line Items]
Tariff cycle approval, amount	R$ 57,542	R$ 54,635